ASSETS HELD-FOR-SALE AND NON-CURRENT ASSETS SOLD DURING THE PERIOD	6 Months Ended
Jun. 30, 2019
Disclosure Of Non Current Assets Sold During Year [Abstract]
ASSETS HELD-FOR-SALE AND NON-CURRENT ASSETS SOLD DURING THE PERIOD
NOTE 4 – ASSETS HELD-FOR-SALE AND NON-CURRENT ASSETS SOLD DURING THE PERIOD

During the first two quarters of 2019, TORM sold three vessels, of which two were delivered to the new owner during the first quarter of 2019 and the third vessel in Q2 2019. The sales resulted in a profit from sale of USD 0.3m and an impairment loss on tangible assets of USD 2.7m.